Average Annual Total Returns - Target Retirement Income Fund	None or same as Fund Name 1 Year	None or same as Fund Name 5 Years	None or same as Fund Name 10 Years	None or same as Fund Name Return After Taxes on Distributions 1 Year	None or same as Fund Name Return After Taxes on Distributions 5 Years	None or same as Fund Name Return After Taxes on Distributions 10 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 1 Year	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 5 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	8.73%	6.37%	4.99%	7.32%	4.69%	3.58%	5.50%	4.44%	3.44%	8.81%	6.50%	5.47%